Related parties - Fixed and variable components of remuneration (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fixed Remuneration, Excluding CEO
Disclosure of transactions between related parties [line items]
Total remuneration	€ 1,000	€ 2,456	€ 2,724
Cost of pension	0	24	28
Other benefits	0	0	810
Variable Remuneration, Excluding CEO
Disclosure of transactions between related parties [line items]
Total remuneration	333	8,500	7,320
Share-based payments	0	3,218	5,757
Termination benefits	0	3,642	0
CEO Fixed Remuneration
Disclosure of transactions between related parties [line items]
Total remuneration	250	471	624
Cost of pension	0	0	0
Other benefits	0	0	0
CEO Variable Remuneration
Disclosure of transactions between related parties [line items]
Total remuneration	83	4,163	3,628
Share-based payments	0	1,811	2,966
Termination benefits	€ 0	€ 1,690	€ 0